Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Property, Plant and Equipment, Net [Line Items]
Sub-total	¥ 22,091
Accumulated depreciation	(4,999)
Total	17,092	$ 2,519
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Sub-total	9,667
Charging piles and robots [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Sub-total	6,951
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Sub-total	2,719
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Sub-total	1,749
Electronic equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Sub-total	914
Office equipment, furniture and fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Sub-total	¥ 91